Loans Receivable (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Residential [Member]
Loans without a specific valuation allowance:
Recorded Balance	$ 16,849	$ 5,035
Unpaid Principal Balance	19,394	5,088
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	18,252	5,006
Interest Income Recognized	776	181
Loans with a specific valuation allowance
Recorded Balance	4,836	4,591
Unpaid Principal Balance	4,910	6,188
Specific Allowance	974	1,498
YTD Average Investment in Impaired Loans	4,836	5,299
Interest Income Recognized	260	198
Total Impaired Loans
Recorded Balance	21,685	9,626
Unpaid Principal Balance	24,304	11,276
Specific Allowance	974	1,498
YTD Average Investment in Impaired Loans	23,088	10,305
Interest Income Recognized	1,036	379
Residential Held For Sale [Member]
Loans without a specific valuation allowance:
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	0	0
Interest Income Recognized	0	0
Loans with a specific valuation allowance
Recorded Balance	0	0
Unpaid Principal Balance	0	12
Specific Allowance	0	12
YTD Average Investment in Impaired Loans	0	11
Interest Income Recognized	0	0
Total Impaired Loans
Recorded Balance	0	0
Unpaid Principal Balance	0	12
Specific Allowance	0	12
YTD Average Investment in Impaired Loans	0	11
Interest Income Recognized	0	0
Commercial Real Estate [Member]
Loans without a specific valuation allowance:
Recorded Balance	21,574	5,703
Unpaid Principal Balance	30,652	5,732
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	24,961	5,816
Interest Income Recognized	1,796	445
Loans with a specific valuation allowance
Recorded Balance	3,322	11,079
Unpaid Principal Balance	3,955	15,985
Specific Allowance	7	4,871
YTD Average Investment in Impaired Loans	3,949	13,525
Interest Income Recognized	215	663
Total Impaired Loans
Recorded Balance	24,896	16,782
Unpaid Principal Balance	34,607	21,717
Specific Allowance	7	4,871
YTD Average Investment in Impaired Loans	28,910	19,341
Interest Income Recognized	2,011	1,108
Construction and development [Member]
Loans without a specific valuation allowance:
Recorded Balance	40,633	31,072
Unpaid Principal Balance	45,873	31,074
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	46,820	29,786
Interest Income Recognized	2,658	1,520
Loans with a specific valuation allowance
Recorded Balance	1,634	49,252
Unpaid Principal Balance	1,668	77,322
Specific Allowance	42	28,031
YTD Average Investment in Impaired Loans	1,698	58,272
Interest Income Recognized	100	3,413
Total Impaired Loans
Recorded Balance	42,267	80,324
Unpaid Principal Balance	47,541	108,396
Specific Allowance	42	28,031
YTD Average Investment in Impaired Loans	48,518	88,058
Interest Income Recognized	2,758	4,933
Commercial [Member]
Loans without a specific valuation allowance:
Recorded Balance	0	0
Unpaid Principal Balance	0	0
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	0	0
Interest Income Recognized	0	0
Loans with a specific valuation allowance
Recorded Balance	0	4,675
Unpaid Principal Balance	0	8,790
Specific Allowance	0	4,038
YTD Average Investment in Impaired Loans	0	6,063
Interest Income Recognized	0	91
Total Impaired Loans
Recorded Balance	0	4,675
Unpaid Principal Balance	0	8,790
Specific Allowance	0	4,038
YTD Average Investment in Impaired Loans	0	6,063
Interest Income Recognized	0	91
Installment [Member]
Loans without a specific valuation allowance:
Recorded Balance	68	0
Unpaid Principal Balance	570	0
Specific Allowance	0	0
YTD Average Investment in Impaired Loans	69	0
Interest Income Recognized	17	0
Loans with a specific valuation allowance
Recorded Balance	0	62
Unpaid Principal Balance	0	704
Specific Allowance	0	640
YTD Average Investment in Impaired Loans	0	216
Interest Income Recognized	0	40
Total Impaired Loans
Recorded Balance	68	62
Unpaid Principal Balance	570	704
Specific Allowance	0	640
YTD Average Investment in Impaired Loans	69	216
Interest Income Recognized	$ 17	$ 40